NOTE 10 - INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

NOTE 10 - INCOME TAXES

The provision (benefit) for income taxes in the consolidated statement of income is as follows:

$(000)s		2011	2010	2009
Current:	Federal	$875	$1,014	($666)
	State	361	277	(1)
		$1,236	$1,291	($667)
Deferred:	Federal	$324	($167)	$15
	State	40	78	(4)
		$364	($89)	$11
Total provision (benefit) for income taxes		$1,600	$1,202	($656)

Applicable income taxes for financial reporting purposes differ from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table below:

	2011		2010		2009
$(000)s	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$1,772	34%	$1,579	34%	$76	34%
Increase (decrease) in tax resulting from:
Tax-exempt loss	(352)	(7)	(522)	(11)	(630)	(284)
State income tax, net of federal tax benefit	265	5	232	5	(14)	(6)
Bank owned life insurance	(90)	(2)	(90)	(2)	(91)	(41)
Other, net	5	1	3	0	3	1
Applicable Income Taxes	$1,600	31%	$1,202	26%	($656)	(296%)

Other assets in the accompanying consolidated statements of financial condition include the following amounts of deferred tax assets and deferred tax liabilities:

	2011	2010
(In thousands)
Deferred tax assets:
Allowance for loan losses	$1,924	$2,174
Unrealized losses on available-for-sale securities	309	449
State tax net operating loss carryforward	155	232
Interest receivable on nonaccrual loans	0	36
Capital loss carryforward	0	13
Alternative minimum tax	827	973
Other	106	190
Gross deferred tax assets	$3,321	$4,067
Valuation allowance for net operating loss carryforward	(155)	(232)
Total deferred tax assets	$3,166	$3,835
Deferred tax liabilities:
Accumulated depreciation on fixed assets	$91	$104
State income taxes	0	164
Stock dividends received	395	395
Other	110	117
Total deferred tax liabilities	$596	$780
Net deferred tax asset	$2,570	$3,055

DBI has state net operating loss carryforwards of approximately $2.9 million. Portions of DBI's net operating losses have been expiring since 2000. DBI has an AMT credit carryforward of approximately $0.8 million.